Warrant liabilities	12 Months Ended
Sep. 30, 2024
Disclosure Of Warrant Liabilities [Abstract]
Warrant liabilities [Text Block]

15. Warrant liabilities

The following table shows a breakdown and balance of warrant liabilities at September 30, 2024:

	U.S. IPO and Canadian Offering			Private Placement		Debt Settlement	Public Offering	Direct Offering
	2022 Warrants	Over-allotment Pre-Funded Warrants	Over-allotment Warrants	2023 Warrants	Pre-Funded Warrants	Warrants	Pre-Funded Warrants	Warrants	Total
Balance, beginning of period	$1,042,538	$414,334	$121,173	$798,573	$1,940,914	$18,141	$-	$-	$4,335,673
Initial recognition	-	-	-	-	-	-	708,054	647,039	1,355,093
Exercised	-	(119,257)	-	-	(829,720)	-	(820,649)	-	(1,769,626)
(Gain) Loss on revaluation of financial instruments	(973,396)	(295,186)	(113,022)	(728,282)	(1,069,466)	(16,996)	104,227	44,553	(3,047,568)
Exchange (gain) loss on revaluation	(3,377)	109	(507)	(9,918)	(10,390)	-	8,368	(10,562)	(26,277)
Balance, end of period	$65,765	$-	$7,644	$60,373	$31,338	$1,145	$-	$681,030	$847,295

Number of outstanding securities as at September 30, 2024	322,639	-	37,500	154,219	15,173	5,614	-	471,500	1,006,645

The following table shows a breakdown and balance of warrant liabilities at September 30, 2023:

	U.S. IPO and Canadian Offering			Private Placement		Debt Settlement
	2022 Warrants	Over-allotment Pre-Funded Warrants	Over-allotment Warrants	2023 Warrants	Pre-Funded Warrants	Warrants	Total
Balance, beginning of period	$-	$-	$-	$-	$-	$-	$-
Initial recognition	4,617,451	832,698	536,681	1,528,160	2,778,534	80,617	10,374,141
(Gain) Loss on revaluation of financial instruments	(3,553,175)	(415,996)	(412,247)	(765,212)	(883,961)	(62,476)	(6,093,067)
Exchange gain on revaluation	(21,738)	(2,368)	(3,261)	35,625	46,341	-	54,599

Balance, end of period	$1,042,538	$414,334	$121,173	$798,573	$1,940,914	$18,141	$4,335,673
Number of outsanding securities as at September 30, 2023	322,639	19,900	37,500	154,219	93,054	5,614	632,926

U.S. IPO and Canadian Offering

On December 9, 2022, we closed an underwritten U.S. public offering (the "U.S. IPO") and an underwritten Canadian offering (the "Canadian Offering") for aggregate gross proceeds of CAD$19.4 million (US$14.1 million) (see Note 16(a)). As part of the U.S. IPO and Canadian Offering, we have issued 322,639 warrants (the "2022 Warrants") with an exercise price of US$50.00 per share.  Additionally, the U.S. underwriter exercised its over-allotment option to purchase:

  19,900 Pre-Funded Warrants with an exercise price of US$0.10 per share for $38.10 per pre-funded warrant (net of underwriter discount); and
  37,500 warrants with exercise price of US$50.00 per share for $0.001 per warrant.

Refer to Note 16(a) for further information on the U.S. IPO and Canadian Offering.

In accordance with IFRS, the above securities are classified as financial liabilities (referred herein as "warrant liabilities") because the exercise price is denominated in U.S. dollars, which is different to our functional currency (Canadian dollars). Accordingly, the ultimate proceeds in Canadian dollars from the potential exercise of the above securities are not known at inception. These financial liabilities are classified and measured at FVTPL (see Note 3(c)). Gains on revaluation of the warrant liabilities are presented in Other income (expenses) on the consolidated statements of net loss and comprehensive loss.

Warrant liabilities

While the warrants issued in the U.S. IPO were listed on Nasdaq and closed at US$9.00 per warrant on December 9, 2022, management concluded that this closing price was not reflective of an active market due to short trading window and therefore not representative of fair value. Accordingly, at inception, the 2022 Warrants were measured at fair value using the Black Scholes option pricing model (Level 2). We used the following assumptions:

	2022 Warrants (1)	Over-allotment Pre-Funded Warrants (2)	Over-allotment Warrants (3)
Number of dilutive securities	328,253	19,900	37,500
Exercise price (in USD)	$50.00	$0.10
Share price (in USD)	$41.30	$30.80
Expected life	2.50
Dividend	$-
Volatility	75%
Risk free rate	4.20%
Exchange rate (USD/CAD)	$1.363
Fair value per warrant (CAD)	$14.31	$41.84	$14.31

(1) Includes debt settlement warrants.

(2) Fair value is measured at the underlying common share closing price on Nasdaq on December 9, 2022, less US$0.10 exercise price.

(3) Same fair value as calculated for Warrants.

The share price (in USD) for the over-allotment pre-funded warrants was based on the estimated fair value of the common shares issued on December 9, 2022, by deducting the fair value of the warrants of US$10.50 from the US$41.30 Unit price and the exercise price of US$0.10 (see Note 16(a)).

Based on the above fair value, the issuance of the over-allotment pre-funded warrants and warrants to the underwriter resulted in a non-cash charge of $251,877, which is included in the change in fair value of warrant liabilities in the consolidated statements of net loss and comprehensive loss.

During fiscal year 2024, the 19,900 pre-funded warrants were fully exercised at a weighted average price of US$0.10 (2023 – nil).

At September 30, 2024, we remeasured the fair value of these warrants using the following assumptions:

	2022 Warrants (1)	Over-allotment Pre-Funded Warrants	Over-allotment Warrants (1)
Number of securities	328,253	-	37,500
Nasdaq closing price (in USD)	$0.151	$-	$0.151
Exchange rate (USD/CAD)	$1.3499	$-	$1.3499
Fair value per warrant (CAD)	$0.20	$-	$0.20

(1) Fair value is based on the Nasdaq closing pricing on September 30, 2024, for the warrants.

At September 30, 2023, we remeasured the fair value of these warrants using the following assumptions:

	2022 Warrants (1)(2)	Over-allotment Pre-Funded Warrants	Over-allotment Warrants (1)
Number of securities	328,253	19,900	37,500
Nasdaq closing price (in USD)	$2.39	$15.50	$2.39
Exchange rate (USD/CAD)	$1.3520	$1.3520	$1.3520
Fair value per warrant (CAD)	$3.23	$20.94	$3.23

(1) Fair value is based on the Nasdaq closing pricing on September 30, 2023, for the warrants.

(2) Includes debt settlement warrants.

(3) Fair value is measured at the Nasdaq closing price on September 30, 2023, for the underlying common stock less US$0.10 exercise price.

We recognized a gain of $1,381,604 (excludes the December 2022 Debt Settlement fair value described below) in fair value of warrant liabilities during the year ended September 30, 2024, which was reported in the consolidated statements of net loss and comprehensive loss.

December 2022 Debt Settlement

On December 13, 2022, we entered into share for debt arrangements with existing lenders (see Note 16(a)), which resulted in issuing 5,614 Units, same terms as the Units as issued in the Canadian Offering except that the underlying securities are subject to a four-month hold period. Accordingly, this resulted in issuing 5,614 common shares and 5,614 warrant liabilities with an exercise price of US$50.00 per share and maturing on December 13, 2027. We initially recorded the fair value of the warrant liabilities using the Black Scholes option pricing model with an underlying stock price equivalent to the unit price of US$41.30.

At September 30, 2024, we remeasured the fair value of these warrant liabilities using the Nasdaq closing price on September 30, 2024, of US$0.151. The remeasurement resulted in a change in fair value of warrant liabilities $16,996 for the year ended September 30, 2024 (2023 - $62,476), which was reported in the consolidated statements of net loss and comprehensive loss.

Private Placement (July 2023)

On July 21, 2023, we closed an underwritten U.S. private placement for gross proceeds of CAD$7.4 million (US$5.59 million) (see Note 16(a)). As part of the private placement, we have issued 154,219 warrants (the "2023 Warrants") with an exercise price of US$26.60 per share. Additionally, 93,054 pre-funded Warrants with an exercise price of US$0.01 per share for US$22.59 per pre-funded warrant were issued.

Refer to Note 16(a) for further information on the private placement.

Under IFRS, the above securities are classified as financial liabilities (referred herein as "warrant liabilities") because the exercise price is denominated in U.S. dollars, which is different to our functional currency (Canadian dollars). Accordingly, the ultimate proceeds in Canadian dollars from the potential exercise of the above securities are not known at inception. These financial liabilities are classified and measured at FVTPL (see Note 3(c)). Gains on revaluation of the warrant liabilities are presented in other income (expenses) on the consolidated statements of net loss and comprehensive loss.

Warrant liabilities

The 2023 warrants issued in the private placement were not listed on Nasdaq and does not represent an active market Level 1 input. Accordingly, at inception, the 2023 Warrants were measured at fair value using the Black Scholes option pricing model (Level 2). We used the following assumptions:

	2023 Warrants	Pre-Funded Warrants (1)
Number of dilutive securities	154,219	93,054
Exercise price (in USD)	$26.60	$0.010
Share price (in USD)	$20.80	$20.80
Expected life	2.50
Dividend	$-
Volatility	67%
Risk free rate	4.44%
Exchange rate (USD/CAD)	$1.321	$1.321

Fair value per warrant (CAD)	$9.91	$19.82

(1) Fair value is measured at the underlying common share closing price on Nasdaq on July 21, 2023, less US$0.01 exercise price.

The share price (in USD) for the pre-funded warrants was based on the estimated fair value of the common shares issued on July 21, 2023, by deducting the fair value of the warrants of US$7.50 from the US$22.60 Unit price and the exercise price of US$0.01 (see Note 16(a)).

During fiscal year 2024, 77,881 of the 93,054 pre-funded warrants were exercised at a weighted average price of US$0.01 (2023 – nil).

At September 30, 2024, we remeasured the fair value of these warrants using the following assumptions:

	2023 Warrants (1)	Pre-Funded Warrants (2)
Number of securities	154,219	15,173
Exercise price (in USD)	$26.60	$0.01
Nasdaq closing price (in USD)	$-	$1.540
Black Scholes fair value (in USD)	$0.29	$-
Volatility	98%	$-
Risk free rate	3.03%	$-
Exchange rate (USD/CAD)	$1.3499	$1.3499
Fair value per warrant (CAD)	$0.39	$2.07

(1) Fair value is based on the Black Scholes model on September 30, 2024, for the warrants.

(2) Fair value is measured at the Nasdaq closing price on September 30, 2024, for the underlying common stock less US$0.10 exercise price.

At September 30, 2023, we remeasured the fair value of these warrants using the following assumptions:

	2023 Warrants (1)	Pre-Funded Warrants (2)
Number of securities	154,219	93,054
Exercise price (in USD)	$26.60	$0.01
Nasdaq closing price (in USD)	$-	$15.50
Black Scholes fair value (in USD)	$3.83	$-
Exchange rate (USD/CAD)	$1.3520	$1.3520
Fair value per warrant (CAD)	$5.18	$20.82

(1) Fair value is based on the Black Scholes model on September 30, 2023, for the warrants.

(2) Fair value is measured at the Nasdaq closing price on September 30, 2023, for the underlying common stock less US$0.01 exercise price.

We recognized a gain of $1,797,748 in fair value of warrant liabilities during the year ended September 30, 2024, which was reported in the consolidated statements of net loss and comprehensive loss.

US Public Offering (April 2024)

On April 9, 2024, we closed an underwritten U.S. public offering for gross proceeds of CAD$1.4 million (US$1 million) (see Note 16(a)). In this offering, 80,350 pre-funded Warrants with an exercise price of US$0.01 per share for US$6.49 per pre-funded warrant were issued.

Refer to Note 16(a) for further information on the offering.

Under IFRS, the above securities are classified as financial liabilities (referred herein as "warrant liabilities") because the exercise price is denominated in U.S. dollars, which is different to our functional currency (Canadian dollars). Accordingly, the ultimate proceeds in Canadian dollars from the potential exercise of the above securities are not known at inception. These financial liabilities are classified and measured at FVTPL. Gains on revaluation of the warrant liabilities are presented in other income (expenses) on the consolidated statements of net loss and comprehensive loss.

Warrant liabilities

All 80,350 warrants were subsequently exercised at a weighted average exercise price of US$0.01 and we recognized a loss of $104,227 in fair value of warrant liabilities during the year ended September 30, 2024, which was reported in the consolidated statements of net loss and comprehensive loss.

US Registered Direct Offering (August 2024)

On August 13, 2024, we closed a direct offering for the purchase and sale of 471,500 common shares at a purchase price of US$2.00 per common share for gross proceeds of CAD$1.3 million (US$0.9 million) (see Note 16(a)). In a concurrent private placement, we issued unregistered warrants to purchase up to 471,500 common shares at an exercise price of US$2.50. This was a unit offering consisting of a share and a warrant. The fair value of the warrants attached to the units are valued based on the Black-Scholes model and the difference between the proceeds raised and the value assigned to the warrants is the residual fair value of the shares.

Refer to Note 16(a) for further information on the offering.

Under IFRS, the above securities are classified as financial liabilities (referred herein as "warrant liabilities") because the exercise price is denominated in U.S. dollars, which is different to our functional currency (Canadian dollars). Accordingly, the ultimate proceeds in Canadian dollars from the potential exercise of the above securities are not known at inception. These financial liabilities are classified and measured at FVTPL. Gains on revaluation of the warrant liabilities are presented in other income (expenses) on the consolidated statements of net loss and comprehensive loss.

Warrant liabilities

At September 30, 2024, we remeasured the fair value of these warrants using the following assumptions:

2024 Warrants (1)
Number of securities	471,500
Exercise price (in USD)	$2.50
Nasdaq closing price (in USD)	$-
Black Scholes fair value (in USD)	$1.07
Volatility	102%
Risk free rate	3.03%
Exchange rate (USD/CAD)	$1.3499
Fair value per warrant (CAD)	$1.44

(1) Fair value is based on the Black Scholes model on September 30, 2024, for the warrants.